Document and Entity Information	Jul. 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001549848
Document Type	8-K
Document Period End Date	Jul. 07, 2020
Entity Registrant Name	Hi-Crush Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35630
Entity Tax Identification Number	90-0840530
Entity Address, Address Line One	1330 Post Oak Blvd.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	980-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	HCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false